UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03205 and 811-21300

Name of Fund: CMA Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA
Government Securities Fund and Master Government Securities LLC, 55 East 52nd Street,
New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

CMA Government Securities Fund
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Government Securities LLC	$ 329,643,372
Total Investments (Cost - $329,643,372) - 100.0%	329,643,372
Other Assets Less Liabilities - 0.0%	19,039
Net Assets - 100.0%	$ 329,662,411

BlackRock CMA Government Securities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in
BlackRock Master Government Securities LLC (the “Master LLC”), which has the same investment objective and strategies as the
Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Master LLC was
$329,643,372 and 49.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master LLC.

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of December 31, 2009, the Fund’s investment in the Master LLC was classified as Level 2.

Master Government Securities LLC
Schedule of Investments December 31, 2009 (Unaudited) (Percentages shown are based on Net Assets)

	Par
_ U. S. Treasury _Obligations (a) (000) Value
U.S. Treasury Bills, 0.29%,
1/07/10	$ 28,000 $	27,998,448
U.S. Treasury Bills, 0.00%,
1/14/10	12,337	12,336,990
U.S. Treasury Bills, 0.08%,
1/21/10	9,312	9,311,565
U.S. Treasury Bills, 0.01%,
2/04/10	27,178	27,177,721
U.S. Treasury Bills, 0.01% -
0.27%, 2/11/10	57,968	57,958,185
U.S. Treasury Bills, 0.07%,
2/18/10	12,000	11,998,938
U.S. Treasury Bills, 0.01% -
0.04%, 2/25/10	13,803	13,802,448
U.S. Treasury Bills, 0.02% -
0.24%, 3/04/10	34,564	34,555,236
U.S. Treasury Bills, 0.05%,
3/11/10	2,000	1,999,806
U.S. Treasury Bills, 0.04%,
3/18/10	799	798,933
U.S. Treasury Bills, 0.50%,
4/01/10	20,000	19,974,722
U.S. Treasury Bills, 0.15%,
4/08/10	35,000	34,985,708
U.S. Treasury Bills, 0.15%,
4/15/10	35,000	34,984,688
U.S. Treasury Bills, 0.17%,
4/22/10	15,000	14,992,067
U.S. Treasury Bills, 0.19%,
4/29/10	10,000	9,993,885
U.S. Treasury Bills, 0.14% -
0.18%, 5/27/10	16,798	16,787,439
U.S. Treasury Bills, 0.21% -
0.33%, 6/17/10	27,900	27,865,149
U.S. Treasury Bills, 0.50%,
7/29/10	8,000	7,976,667

U.S. Treasury Obligations	Par
(concluded) (000) Value
U.S. Treasury Bills, 0.32%,
11/18/10	$ 15,000 $	14,957,738
Total U.S. Treasury
Obligations 56.6% 380,456,333
Repurchase Agreements
Banc of America Securities
LLC, 0.04%, 1/06/10
(Purchased on 12/30/09 to
be repurchased at
$34,000,189, collateralized
by various General National
Mortgage Association,
0.23% - 8.93% due
8/16/19 - 8/16/46, par and
fair value of
$1,115,732,931,
$36,380,000, respectively)	34,000	34,000,000
Barclays Capital Inc., 0.00%,
1/04/10 (Purchased on
12/31/09 to be repurchased
at $11,000,000,
collateralized by U.S.
Treasury Note, 0.88% due
2/28/11, par and fair value
of $11,154,000,
$11,220,019, respectively)	11,000	11,000,000
Barclays Capital Inc., 0.12%,
1/11/10 (Purchased on
11/02/09 to be repurchased
at $20,004,200,
collateralized by U.S.
Treasury Note, 1.25% due
11/12/10, par and fair value
of $20,229,200,
$20,400,027, respectively)	20,000	20,000,000

Master Government Securities LLC December 31, 2009 1

Master Government Securities LLC
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Repurchase Agreements	Par
(continued)	(000)	Value
Citigroup Global Markets,
Inc., 0.00%, 1/04/10
(Purchased on 12/31/09 to
be repurchased at
$34,000,000, collateralized
by various General National
Mortgage Association,
4.10% - 9.50% due
1/15/11 - 12/15/39, par
and fair value of
$598,039,728, $34,680,000,
respectively)	$ 34,000 $	34,000,000
Credit Suisse Securities (USA)
LLC, 0.02%, 1/07/10
(Purchased on 12/31/09 to
be repurchased at
$34,681,469, collateralized
by U.S. Treasury Note,
1.87% due 7/15/15, par and
fair value of $29,340,000,
$34,400,704, respectively)	34,000	34,000,000
Deutsche Bank Securities,
Inc., 0.04%, 1/04/10
(Purchased on 12/31/09 to
be repurchased at
$34,000,000, collateralized
by General National
Mortgage Association, 5.50%
due 11/20/39, par and fair
value of $32,937,189,
$34,680,001, respectively)	34,000	34,000,000
HSBC Securities (USA), Inc.,
0.00%, 1/04/10 (Purchased
on 12/31/09 to be
repurchased at $11,225,670,
collateralized by various
U.S. Treasury Notes, 1.87% -
2.37% due 4/10/10 –
7/15/19, par and fair value
of $9,686,000, $11,123,492,
respectively)	11,000	11,000,000

Repurchase Agreements	Par
(concluded)	(000)	Value
JPMorgan Securities Inc.,
0.00%, 1/04/10 (Purchased
on 12/31/09 to be
repurchased at $14,371,191,
collateralized by U.S.
Treasury Bill, 0.00% due
7/01/10, par and fair value
of $14,385,000,
$14,371,191, respectively) $	14,088 $	14,088,000
Mizuho Securities (USA) LLC,
0.00%, 1/04/10 (Purchased
on 12/31/09 to be
repurchased at $34,000,000,
collateralized by various
U.S. Treasury Notes, 0.00%
due 2/15/10 – 2/15/38, par
and fair value of
$69,732,425, $34,680,034,
respectively)	34,000	34,000,000
RBS Securities Inc., 0.04%,
1/06/10 (Purchased on
12/31/09 to be repurchased
at $34,684,814,
collateralized by various
General National Mortgage
Association, 5.37% - 5.70%
due 3/15/47 – 7/15/49, par
and fair value of
$34,515,000, $34,684,814,
respectively)	34,000	34,000,000
UBS Securities LLC, 0.00%,
1/04/10 (Purchased on
12/31/09 to be repurchased
at $10,000,000,
collateralized by U.S.
Treasury Note, 1.38% -
4.88% due 5/15/12 –
8/15/18, par and fair value
of $10,203,246,
$10,140,448, respectively)	10,000	10,000,000

2 Master Government Securities LLC December 31, 2009

Master Government Securities LLC
Schedule of Investments (continued) (Percentages shown are based on Net Assets

Value
Total Repurchase
Agreements – 43.9%	$ 295,088,000
Total Investments
(Cost - $675,544,333*) – 100.4%	675,544,333
Liabilities in Excess of Other Assets –
(0.4)%	(2,774,735)
Net Assets – 100.0%	$ 672,769,598
* Cost for federal income tax purposes.
(a) Rates shown are the discount rates or range of
discount rates paid at the time of purchase.
• Fair Value Measurements — Various inputs are used
in determining the fair value of investments, which
are as follows:
•Level 1 — price quotations in active
markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not
limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in markets
that are not active, inputs other than quoted prices
that are observable for the assets or liabilities (such
as interest rates, yield curves, volatilities,
prepayment speeds, loss severities, credit risks and
default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Master LLC’s own assumptions used in
determining the fair value of investments)
The inputs or methodology used for valuing securities
are not necessarily an indication of the risk associated
with investing in those securities. For information
about the Master LLC’s policy regarding valuation of
investments and other significant accounting policies,
please refer to the Master LLC’s most recent financial
statements as contained in its semi-annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation of
the Master LLC’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1	-
Level 2	$ 675,544,333
Level 3	-
Total	$ 675,544,333

Master Government Securities LLC December 31, 2009 3

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Government Securities Fund and Master Government Securities LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Government Securities Fund and Master Government Securities LLC

Date: February 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Government Securities Fund and Master Government Securities LLC

Date: February 23, 2010